Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases terms of contracts	The terms of the contracts vary substantially between 5 and 20 years.
Leasing agreements	R$ 4,051	R$ 2,776
Incremental interest rate	10.53%	9.72%